Goodwill - Average gross margin of electricity sales - Singapore Tuas Power (Details) - Tuas Power - $ / MWh	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Impairment test for goodwill [line items]
2021	13.5	15.8
2022	15.4	28.5
2023	15.4	33.3
2024	30.1	38.5
2025	54.3	38.5
Terminal period	42.4	38.5